Capital structure - Regulatory Capital (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Capital
CET 1 capital	$ 848,821	$ 846,043
Tier 1 capital	848,821	846,043
Tier 2 capital	103,243	121,521
Total capital	952,064	967,564
Risk Weighted Assets	4,897,851	4,321,354
Leverage Ratio Exposure Measure	$ 14,377,474	$ 11,139,677
Capital Ratios (%)
Common Equity Tier 1, Actual	17.30%	19.60%
Common Equity Tier 1, Regulatory minimum	10.00%	9.40%
Total Tier 1, Actual	17.30%	19.60%
Total Tier 1, Regulatory minimum	11.50%	10.90%
Total Capital, Actual	19.40%	22.40%
Total Capital, Regulatory minimum	16.30%	15.60%
Leverage ratio, Actual	5.90%	7.60%
Leverage ratio, Regulatory minimum	5.00%	5.00%